Note 21 - Acquisition of Oakmont Capital Holdings, LLC - Summary of the Purchase of Oakmont Capital Holding, LLC (Details) (Parentheticals) - Oakmont Capital Holdings, LLC [Member]	Jan. 04, 2021
Parent [Member] | Quaint Oak Bank [Member]
Units Owned	51.00
Noncontrolling Interest [Member] | JPL Capital, LLC [Member]
Units Owned	24.50
Noncontrolling Interest [Member] | Preferred Business Leasing, Inc. [Member]
Units Owned	12.25
Noncontrolling Interest [Member] | Lecy Consulting, LLC [Member]
Units Owned	12.25